Share-Based Payments - Reconciliation of Outstanding Share Based Payments (Details)	12 Months Ended
	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 AUD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 AUD ($) shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2017 AUD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2018 AUD ($) shares
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.	In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.
Exercise Price | $								$ 0.02
Opening Balance	26,329,334	26,329,334	25,100,246	25,100,246	25,414,490	25,414,490
Granted No. (during the year)	7,415,000	7,415,000	6,360,000	6,360,000	7,145,000	7,145,000
Exercised No. (during the year)	(313,108)	(313,108)	(289,245)	(289,245)	(272,579)	(272,579)
Lapsed/Forfeited* No. (during the year)	(5,693,333)	(5,693,333)	(4,841,667)	(4,841,667)
Closing Balance	27,737,893	27,737,893	26,329,334	26,329,334	25,100,246	25,100,246	25,414,490
Vested and exercisable No (end of year)	15,572,059		14,339,320		12,165,245			14,339,320
Weighted average share purchase price, Granted No. (during the year) | $		$ 0.95		$ 0.61		$ 1.46
Lapsed/Forfeited* No. (during the year)					(1,843,333)	(1,843,333)
AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Weighted average share purchase price, Opening balance | $	$ 2.06		$ 2.68		$ 3.35		$ 4.39
Weighted average share purchase price, Granted No. (during the year) | $	1.79		1.74		1.32
Weighted average share purchase price, Exercised No. (during the year) | $	1.16		0.52		0.72
Weighted average share purchase price, Lapsed*/Forfeited No. (during the year) | $	4.58		4.97		5.10
Weighted average share purchase price, Vested and exercisable No (end of year) | $	$ 2.35		$ 3.39		$ 4.36
Series INC | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	7/12/2010	7/12/2010	7/12/2010	7/12/2010	7/12/2010	7/12/2010
Expiry Date	26/10/2018	26/10/2018	26/10/2018	26/10/2018	26/10/2018	26/10/2018
Exercise Price | $	$ 0.305		$ 0.305		$ 0.305
Opening Balance	26,108	26,108	154,064	154,064	154,064	154,064
Exercised No. (during the year)	(26,108)	(26,108)	(127,956)	(127,956)
Closing Balance			26,108	26,108	154,064	154,064	154,064
Vested and exercisable No (end of year)			26,108		154,064			26,108
Series INC | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	7/12/2010	7/12/2010	7/12/2010	7/12/2010	7/12/2010	7/12/2010
Expiry Date	26/10/2019	26/10/2019	26/10/2019	26/10/2019	26/10/2019	26/10/2019
Exercise Price | $	$ 0.340		$ 0.34		$ 0.340
Opening Balance	319,892	319,892	447,848	447,848	447,848	447,848
Exercised No. (during the year)			(127,956)	(127,956)
Closing Balance	319,892	319,892	319,892	319,892	447,848	447,848	447,848
Vested and exercisable No (end of year)	319,892		319,892		447,848			319,892
Series 17/LF3 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	9/07/2012	9/07/2012	9/07/2012	9/07/2012	9/07/2012	9/07/2012
Expiry Date	8/07/2018	8/07/2018	8/07/2018	8/07/2018	8/07/2018	8/07/2018
Exercise Price | $	$ 6.67		$ 6.69		$ 6.69
Opening Balance	150,000	150,000	150,000	150,000	250,000	250,000
Lapsed/Forfeited* No. (during the year)	(150,000)	(150,000)
Closing Balance			150,000	150,000	150,000	150,000	250,000
Vested and exercisable No (end of year)			150,000		150,000			150,000
Lapsed/Forfeited* No. (during the year)					(100,000)	(100,000)
Series 22/LF8 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	4/09/2013	4/09/2013	4/09/2013	4/09/2013	4/09/2013	4/09/2013
Expiry Date	27/08/2018	27/08/2018	27/08/2018	27/08/2018	27/08/2018	27/08/2018
Exercise Price | $	$ 6.26		$ 6.28		$ 6.28
Opening Balance	225,000	225,000	225,000	225,000	225,000	225,000
Lapsed/Forfeited* No. (during the year)	(225,000)	(225,000)
Closing Balance			225,000	225,000	225,000	225,000	225,000
Vested and exercisable No (end of year)			225,000		225,000			225,000
Series 25a (i&ii) | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	1/01/2014	1/01/2014	1/01/2014	1/01/2014	1/01/2014	1/01/2014
Expiry Date	31/12/2018	31/12/2018	31/12/2018	31/12/2018	31/12/2018	31/12/2018
Exercise Price | $	$ 6.36		$ 6.38		$ 6.38
Opening Balance	650,000	650,000	650,000	650,000	650,000	650,000
Lapsed/Forfeited* No. (during the year)	(650,000)	(650,000)
Closing Balance			650,000	650,000	650,000	650,000	650,000
Vested and exercisable No (end of year)			650,000		650,000			650,000
Series 25b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	12/12/2014	12/12/2014	12/12/2014	12/12/2014	12/12/2014	12/12/2014
Expiry Date	31/10/2019	31/10/2019	31/10/2019	31/10/2019	31/10/2019	31/10/2019
Exercise Price | $	$ 4.49		$ 4.51		$ 4.51
Opening Balance	50,000	50,000	50,000	50,000	50,000	50,000
Closing Balance	50,000	50,000	50,000	50,000	50,000	50,000	50,000
Vested and exercisable No (end of year)	50,000		50,000		33,334			50,000
Series 27/LF12 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	5/09/2014	5/09/2014	5/09/2014	5/09/2014	5/09/2014	5/09/2014
Expiry Date	30/06/2019	30/06/2019	30/06/2019	30/06/2019	30/06/2019	30/06/2019
Exercise Price | $	$ 4.71		$ 4.71		$ 4.71
Opening Balance	2,045,000	2,045,000	2,070,000	2,070,000	2,865,000	2,865,000
Lapsed/Forfeited* No. (during the year)	(1,790,000)	(1,790,000)	(25,000)	(25,000)
Closing Balance			2,045,000	2,045,000	2,070,000	2,070,000	2,865,000
Vested and exercisable No (end of year)			2,045,000		1,380,004			2,045,000
Lapsed/Forfeited* No. (during the year)					(795,000)	(795,000)
Series 27/LF12 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	5/09/2014	5/09/2014
Expiry Date	30/06/2019	30/06/2019
Exercise Price | $	$ 4.71
Lapsed/Forfeited* No. (during the year)	(255,000)	(255,000)
Series 28/LF13 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	9/10/2014	9/10/2014	9/10/2014	9/10/2014	9/10/2014	9/10/2014
Expiry Date	8/10/2019	8/10/2019	8/10/2019	8/10/2019	8/10/2019	8/10/2019
Exercise Price | $	$ 4.52		$ 4.54		$ 4.54
Opening Balance	75,000	75,000	85,000	85,000	235,000	235,000
Lapsed/Forfeited* No. (during the year)			(10,000)	(10,000)
Closing Balance	75,000	75,000	75,000	75,000	85,000	85,000	235,000
Vested and exercisable No (end of year)	75,000		75,000		56,666			75,000
Lapsed/Forfeited* No. (during the year)					(150,000)	(150,000)
Series 29 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/11/2014	25/11/2014	25/11/2014	25/11/2014	25/11/2014	25/11/2014
Expiry Date	24/11/2019	24/11/2019	24/11/2019	24/11/2019	24/11/2019	24/11/2019
Exercise Price | $	$ 4.00		$ 4.02		$ 4.02
Opening Balance	240,000	240,000	240,000	240,000	240,000	240,000
Closing Balance	240,000	240,000	240,000	240,000	240,000	240,000	240,000
Vested and exercisable No (end of year)	240,000		240,000		160,002			240,000
Series 30c | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015	25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	20/01/2019	20/01/2019	25/01/2019	25/01/2019	25/01/2019	25/01/2019
Exercise Price | $	$ 4.98		$ 5		$ 5.00
Opening Balance	135,000	135,000	135,000	135,000	135,000	135,000
Lapsed/Forfeited* No. (during the year)	(135,000)	(135,000)
Closing Balance			135,000	135,000	135,000	135,000	135,000
Vested and exercisable No (end of year)			135,000		135,000			135,000
Series 30d | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015	25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	25/01/2019	25/01/2019	30/06/2019	30/06/2019	30/06/2019	30/06/2019
Exercise Price | $	$ 4.98		$ 5		$ 5.00
Opening Balance	300,000	300,000	300,000	300,000	300,000	300,000
Lapsed/Forfeited* No. (during the year)	(300,000)	(300,000)
Closing Balance			300,000	300,000	300,000	300,000	300,000
Vested and exercisable No (end of year)			300,000		300,000			300,000
Series 30f | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015	25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	25/01/2019	25/01/2019	23/07/2019	23/07/2019	23/07/2019	23/07/2019
Exercise Price | $	$ 4.98		$ 5		$ 5.00
Opening Balance	200,000	200,000	200,000	200,000	200,000	200,000
Lapsed/Forfeited* No. (during the year)	(200,000)	(200,000)
Closing Balance			200,000	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)			200,000		200,000			200,000
Series 30h | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015	25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	30/06/2019	30/06/2019	25/01/2018	25/01/2018	25/01/2018	25/01/2018
Exercise Price | $	$ 4.69		$ 4.71		$ 4.71
Opening Balance	400,000	400,000	400,000	400,000	400,000	400,000
Lapsed/Forfeited* No. (during the year)	(400,000)	(400,000)
Closing Balance			400,000	400,000	400,000	400,000	400,000
Vested and exercisable No (end of year)			400,000		266,668			400,000
Series 30i | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015	25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	30/06/2019	30/06/2019	25/01/2019	25/01/2019	25/01/2019	25/01/2019
Exercise Price | $	$ 4.44		$ 4.46		$ 4.46
Opening Balance	600,000	600,000	600,000	600,000	600,000	600,000
Lapsed/Forfeited* No. (during the year)	(600,000)	(600,000)
Closing Balance			600,000	600,000	600,000	600,000	600,000
Vested and exercisable No (end of year)			600,000		600,000			600,000
Series LF14 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	6/01/2015	6/01/2015	6/01/2015	6/01/2015	6/01/2015	6/01/2015
Expiry Date	16/12/2019	16/12/2019	16/12/2019	16/12/2019	16/12/2019	16/12/2019
Exercise Price | $	$ 4.66		$ 4.66		$ 4.66
Opening Balance	150,000	150,000	150,000	150,000	150,000	150,000
Closing Balance	150,000	150,000	150,000	150,000	150,000	150,000	150,000
Vested and exercisable No (end of year)	150,000		150,000		100,000			150,000
Series 31b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	12/05/2015	12/05/2015	12/05/2015	12/05/2015	12/05/2015	12/05/2015
Expiry Date	16/02/2020	16/02/2020	16/02/2020	16/02/2020	16/02/2020	16/02/2020
Exercise Price | $	$ 4.28		$ 4.3		$ 4.30
Opening Balance	200,000	200,000	200,000	200,000	200,000	200,000
Closing Balance	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)	200,000		200,000		200,000			200,000
Series 32 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	10/07/2015	10/07/2015	10/07/2015	10/07/2015	10/07/2015	10/07/2015
Expiry Date	30/06/2022	30/06/2022	30/06/2022	30/06/2022	30/06/2022	30/06/2022
Exercise Price | $	$ 4.20		$ 4.22		$ 4.22
Opening Balance	2,458,334	2,458,334	2,620,000	2,620,000	3,840,000	3,840,000
Lapsed/Forfeited* No. (during the year)	(150,000)	(150,000)	(161,666)	(161,666)
Closing Balance	2,308,334	2,308,334	2,458,334	2,458,334	2,620,000	2,620,000	3,840,000
Vested and exercisable No (end of year)	2,308,334		1,683,336		873,334			1,683,336
Lapsed/Forfeited* No. (during the year)					(1,220,000)	(1,220,000)
Series 33 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	26/08/2015	26/08/2015	26/08/2015	26/08/2015	26/08/2015	26/08/2015
Expiry Date	16/08/2022	16/08/2022	16/08/2022	16/08/2022	16/08/2022	16/08/2022
Exercise Price | $	$ 4.05		$ 4.07		$ 4.07
Opening Balance	75,000	75,000	91,667	91,667	125,000	125,000
Lapsed/Forfeited* No. (during the year)			(16,667)	(16,667)
Closing Balance	75,000	75,000	75,000	75,000	91,667	91,667	125,000
Vested and exercisable No (end of year)	75,000		50,000		41,667			50,000
Lapsed/Forfeited* No. (during the year)					(33,333)	(33,333)
Series 34 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	27/04/2016	27/04/2016	27/04/2016	27/04/2016	27/04/2016	27/04/2016
Expiry Date	6/03/2023	6/03/2023	6/03/2023	6/03/2023	6/03/2023	6/03/2023
Exercise Price | $	$ 2.80		$ 2.82		$ 2.82
Opening Balance	3,380,000	3,380,000	3,621,667	3,621,667	5,140,000	5,140,000
Exercised No. (during the year)					(16,667)	(16,667)
Lapsed/Forfeited* No. (during the year)	(186,666)	(186,666)	(241,667)	(241,667)
Closing Balance	3,193,334	3,193,334	3,380,000	3,380,000	3,621,667	3,621,667	5,140,000
Vested and exercisable No (end of year)	3,193,334		2,299,982		1,218,324			2,299,982
Lapsed/Forfeited* No. (during the year)					(1,501,666)	(1,501,666)
Series 34a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	27/04/2016	27/04/2016	27/04/2016	27/04/2016	27/04/2016	27/04/2016
Expiry Date	17/04/2023	17/04/2023	17/04/2023	17/04/2023	17/04/2023	17/04/2023
Exercise Price | $	$ 2.74		$ 2.76		$ 2.76
Opening Balance	200,000	200,000	200,000	200,000	200,000	200,000
Closing Balance	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)	200,000		133,334		66,667			133,334
Series 34b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	31/10/2016	31/10/2016	31/10/2016	31/10/2016	31/10/2016	31/10/2016
Expiry Date	6/03/2023	6/03/2023	6/03/2023	6/03/2023	6/03/2023	6/03/2023
Exercise Price | $	$ 2.80		$ 2.82		$ 2.82
Opening Balance	200,000	200,000	200,000	200,000
Granted No. (during the year)					200,000	200,000
Closing Balance	200,000	200,000	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)	200,000		200,000		200,000			200,000
Series 35 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	30/06/2016	30/06/2016	30/06/2016	30/06/2016	30/06/2016	30/06/2016
Expiry Date	18/01/2021	18/01/2021	30/06/2019	30/06/2019	30/06/2019	30/06/2019
Exercise Price | $	$ 2.20		$ 2.2		$ 2.22
Opening Balance	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000
Closing Balance	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000
Vested and exercisable No (end of year)	1,500,000		1,500,000					1,500,000
Series 36 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	6/12/2016	6/12/2016	6/12/2016	6/12/2016	6/12/2016	6/12/2016
Expiry Date	5/12/2023	5/12/2023	5/12/2023	5/12/2023	5/12/2023	5/12/2023
Exercise Price | $	$ 1.31		$ 1.33		$ 1.33
Opening Balance	1,885,000	1,885,000	2,045,000	2,045,000
Granted No. (during the year)					2,095,000	2,095,000
Exercised No. (during the year)	(75,000)	(75,000)	(33,333)	(33,333)
Lapsed/Forfeited* No. (during the year)	(140,000)	(140,000)	(126,667)	(126,667)
Closing Balance	1,670,000	1,670,000	1,885,000	1,885,000	2,045,000	2,045,000
Vested and exercisable No (end of year)	1,116,666		611,666					611,666
Lapsed/Forfeited* No. (during the year)					(50,000)	(50,000)
Series 36a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	6/12/2016	6/12/2016	6/12/2016	6/12/2016	6/12/2016	6/12/2016
Expiry Date	5/12/2023	5/12/2023	5/12/2023	5/12/2023	5/12/2023	5/12/2023
Exercise Price | $	$ 1.19		$ 1.21		$ 1.21
Opening Balance	4,400,000	4,400,000	4,400,000	4,400,000
Granted No. (during the year)					4,400,000	4,400,000
Exercised No. (during the year)	(212,000)	(212,000)
Closing Balance	4,188,000	4,188,000	4,400,000	4,400,000	4,400,000	4,400,000
Vested and exercisable No (end of year)	3,000,502		1,495,002		816,667			1,495,002
Series 36b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	13/01/2017	13/01/2017	13/01/2017	13/01/2017	13/01/2017	13/01/2017
Expiry Date	12/01/2024	12/01/2024	12/01/2024	12/01/2024	12/01/2024	12/01/2024
Exercise Price | $	$ 1.65		$ 1.67		$ 1.67
Opening Balance	300,000	300,000	450,000	450,000
Granted No. (during the year)					450,000	450,000
Lapsed/Forfeited* No. (during the year)			(150,000)	(150,000)
Closing Balance	300,000	300,000	300,000	300,000	450,000	450,000
Vested and exercisable No (end of year)	300,000		300,000		150,000			300,000
Series 37 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	28/06/2017	28/06/2017	28/06/2017	28/06/2017
Expiry Date	27/06/2024	27/06/2024	27/06/2024	27/06/2024
Exercise Price | $	$ 2.23		$ 2.23
Opening Balance	300,000	300,000
Granted No. (during the year)			300,000	300,000
Lapsed/Forfeited* No. (during the year)	(150,000)	(150,000)
Closing Balance	150,000	150,000	300,000	300,000
Vested and exercisable No (end of year)	100,000		100,000					100,000
Series 38 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	16/09/2017	16/09/2017	16/09/2017	16/09/2017
Expiry Date	15/09/2024	15/09/2024	15/09/2024	15/09/2024
Exercise Price | $	$ 1.54		$ 1.54
Opening Balance	100,000	100,000
Granted No. (during the year)			100,000	100,000
Closing Balance	100,000	100,000	100,000	100,000
Vested and exercisable No (end of year)	33,334
Series 38 A | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	16/09/2017	16/09/2017	16/09/2017	16/09/2017
Expiry Date	15/09/2024	15/09/2024	15/09/2024	15/09/2024
Exercise Price | $	$ 1.40		$ 1.4
Opening Balance	150,000	150,000
Granted No. (during the year)			150,000	150,000
Closing Balance	150,000	150,000	150,000	150,000
Vested and exercisable No (end of year)	150,000
Series 39 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	13/10/2017	13/10/2017	13/10/2017	13/10/2017
Expiry Date	12/10/2024	12/10/2024	12/10/2024	12/10/2024
Exercise Price | $	$ 1.94		$ 1.94
Opening Balance	2,215,000	2,215,000
Granted No. (during the year)			2,310,000	2,310,000
Lapsed/Forfeited* No. (during the year)	(236,667)	(236,667)	(95,000)	(95,000)
Closing Balance	1,978,333	1,978,333	2,215,000	2,215,000
Vested and exercisable No (end of year)	668,330
Series 39 A | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	13/10/2017	13/10/2017	13/10/2017	13/10/2017
Expiry Date	12/10/2024	12/10/2024	12/10/2024	12/10/2024
Exercise Price | $	$ 1.76		$ 1.76
Opening Balance	1,900,000	1,900,000
Granted No. (during the year)			2,000,000	2,000,000
Lapsed/Forfeited* No. (during the year)			(100,000)	(100,000)
Closing Balance	1,900,000	1,900,000	1,900,000	1,900,000
Vested and exercisable No (end of year)	1,300,000		200,000					200,000
Series 40 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	24/11/2017	24/11/2017	24/11/2017	24/11/2017
Expiry Date	23/11/2024	23/11/2024	23/11/2024	23/11/2024
Exercise Price | $	$ 1.41		$ 1.41
Opening Balance	750,000	750,000
Granted No. (during the year)			750,000	750,000
Closing Balance	750,000	750,000	750,000	750,000
Vested and exercisable No (end of year)	250,000
Series 40 A | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	24/11/2017	24/11/2017	24/11/2017	24/11/2017
Expiry Date	23/11/2024	23/11/2024	23/11/2024	23/11/2024
Exercise Price | $	$ 1.28		$ 1.28
Opening Balance	750,000	750,000
Granted No. (during the year)			750,000	750,000
Closing Balance	750,000	750,000	750,000	750,000
Series 41 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	18/06/2018	18/06/2018
Expiry Date	17/06/2025	17/06/2025
Exercise Price | $	$ 1.52
Granted No. (during the year)	200,000	200,000
Closing Balance	200,000	200,000
Vested and exercisable No (end of year)	66,667
Series 42 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	11/07/2018	11/07/2018
Expiry Date	10/07/2025	10/07/2025
Exercise Price | $	$ 1.56
Granted No. (during the year)	200,000	200,000
Closing Balance	200,000	200,000
Series 43 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	18/07/2018	18/07/2018
Expiry Date	17/07/2025	17/07/2025
Exercise Price | $	$ 1.87
Granted No. (during the year)	5,970,000	5,970,000
Lapsed/Forfeited* No. (during the year)	(125,000)	(125,000)
Closing Balance	5,845,000	5,845,000
Series 44 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	15/07/2018	15/07/2018
Expiry Date	14/07/2025	14/07/2025
Exercise Price | $	$ 1.72
Granted No. (during the year)	300,000	300,000
Closing Balance	300,000	300,000
Series 45 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	30/11/2018	30/11/2018
Expiry Date	29/11/2025	29/11/2025
Exercise Price | $	$ 1.33
Granted No. (during the year)	590,000	590,000
Closing Balance	590,000	590,000
Series 46 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	19/01/2019	19/01/2019
Expiry Date	18/01/2026	18/01/2026
Exercise Price | $	$ 1.45
Granted No. (during the year)	5,000	5,000
Closing Balance	5,000	5,000
Series 47 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	19/01/2019	19/01/2019
Expiry Date	18/01/2026	18/01/2026
Exercise Price | $	$ 1.45
Granted No. (during the year)	150,000	150,000
Closing Balance	150,000	150,000
Vested and exercisable No (end of year)	75,000
Series 19/LF5 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			25/01/2013-29/01/2013	25/01/2013-29/01/2013	25/01/2013-29/01/2013	25/01/2013-29/01/2013
Expiry Date			24/01/2018-28/01/2018	24/01/2018-28/01/2018	24/01/2018-28/01/2018	24/01/2018-28/01/2018
Exercise Price | $			$ 6.29		$ 6.29
Opening Balance			50,000	50,000	100,000	100,000
Lapsed/Forfeited* No. (during the year)			(50,000)	(50,000)
Closing Balance					50,000	50,000	100,000
Vested and exercisable No (end of year)					50,000
Lapsed/Forfeited* No. (during the year)					(50,000)	(50,000)
Series 20/LF6 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			24/05/2013	24/05/2013	24/05/2013	24/05/2013
Expiry Date			23/05/2018	23/05/2018	23/05/2018	23/05/2018
Exercise Price | $			$ 6.36		$ 6.36
Opening Balance			425,000	425,000	595,000	595,000
Lapsed/Forfeited* No. (during the year)			(325,000)	(325,000)
Closing Balance					425,000	425,000	595,000
Vested and exercisable No (end of year)					425,000
Lapsed/Forfeited* No. (during the year)					(170,000)	(170,000)
Series 20/LF6 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			24/05/2013	24/05/2013
Expiry Date			23/05/2018	23/05/2018
Exercise Price | $			$ 6.36
Lapsed/Forfeited* No. (during the year)			(100,000)	(100,000)
Series 21/LF7 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			3/09/2013	3/09/2013	3/09/2013	3/09/2013
Expiry Date			30/06/2018	30/06/2018	30/06/2018	30/06/2018
Exercise Price | $			$ 5.92		$ 5.92
Opening Balance			1,865,000	1,865,000	2,430,000	2,430,000
Lapsed/Forfeited* No. (during the year)			(1,615,000)	(1,615,000)
Closing Balance					1,865,000	1,865,000	2,430,000
Vested and exercisable No (end of year)					1,865,000
Lapsed/Forfeited* No. (during the year)					(565,000)	(565,000)
Series 27(iv) | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			25/08/2014	25/08/2014	25/08/2014	25/08/2014
Expiry Date			24/08/2019	24/08/2019	24/08/2019	24/08/2019
Exercise Price | $			$ 4.67		$ 4.67
Opening Balance			75,000	75,000	75,000	75,000
Lapsed/Forfeited* No. (during the year)			(75,000)	(75,000)
Closing Balance					75,000	75,000	75,000
Vested and exercisable No (end of year)					50,000
Series 30a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date			30/06/2018	30/06/2018	30/06/2018	30/06/2018
Exercise Price | $			$ 5		$ 5.00
Opening Balance			650,000	650,000	650,000	650,000
Lapsed/Forfeited* No. (during the year)			(650,000)	(650,000)
Closing Balance					650,000	650,000	650,000
Vested and exercisable No (end of year)					650,000
Series 30b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date			25/01/2018	25/01/2018	25/01/2018	25/01/2018
Exercise Price | $			$ 5		$ 5.00
Opening Balance			235,000	235,000	235,000	235,000
Lapsed/Forfeited* No. (during the year)			(235,000)	(235,000)
Closing Balance					235,000	235,000	235,000
Vested and exercisable No (end of year)					235,000
Series 30e | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date			23/07/2019	23/07/2019	23/07/2019	23/07/2019
Exercise Price | $			$ 5		$ 5.00
Opening Balance			165,000	165,000	165,000	165,000
Lapsed/Forfeited* No. (during the year)			(165,000)	(165,000)
Closing Balance					165,000	165,000	165,000
Vested and exercisable No (end of year)					165,000
Series 30g | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date			20/01/2019	20/01/2019	20/01/2019	20/01/2019
Exercise Price | $			$ 4.71		$ 4.71
Opening Balance			300,000	300,000	300,000	300,000
Lapsed/Forfeited* No. (during the year)			(300,000)	(300,000)
Closing Balance					300,000	300,000	300,000
Vested and exercisable No (end of year)					200,000
Series 30j | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date			30/06/2019	30/06/2019	30/06/2019	30/06/2019
Exercise Price | $			$ 4.71		$ 4.71
Opening Balance			150,000	150,000	150,000	150,000
Lapsed/Forfeited* No. (during the year)			(150,000)	(150,000)
Closing Balance					150,000	150,000	150,000
Vested and exercisable No (end of year)					100,000
Series INC | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					7/12/2010	7/12/2010
Expiry Date					25/04/2017	25/04/2017
Exercise Price | $					$ 0.444
Opening Balance					127,956	127,956
Exercised No. (during the year)					(127,956)	(127,956)
Closing Balance							127,956
Series INC | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					7/12/2010	7/12/2010
Expiry Date					2/05/2017	2/05/2017
Exercise Price | $					$ 0.444
Opening Balance					127,956	127,956
Exercised No. (during the year)					(127,956)	(127,956)
Closing Balance							127,956
Series 16/LF2 | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					24/02/2012	24/02/2012
Expiry Date					23/02/2017	23/02/2017
Exercise Price | $					$ 8.480
Opening Balance					340,000	340,000
Closing Balance							340,000
Lapsed/Forfeited* No. (during the year)					(170,000)	(170,000)
Series 16/LF2 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					24/02/2012	24/02/2012
Expiry Date					23/02/2017	23/02/2017
Exercise Price | $					$ 8.48
Lapsed/Forfeited* No. (during the year)					(170,000)	(170,000)
Series 18/LF4 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					21/09/2012-29/10/2012	21/09/2012-29/10/2012
Expiry Date					30/06/2017	30/06/2017
Exercise Price | $					$ 6.70
Opening Balance					1,948,333	1,948,333
Closing Balance							1,948,333
Lapsed/Forfeited* No. (during the year)					(1,673,333)	(1,673,333)
Series 18/LF4 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					21/09/2012-29/10/2012	21/09/2012-29/10/2012
Expiry Date					30/06/2017	30/06/2017
Exercise Price | $					$ 6.70
Lapsed/Forfeited* No. (during the year)					(275,000)	(275,000)
Series 23a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					26/11/2013	26/11/2013
Expiry Date					10/10/2018	10/10/2018
Exercise Price | $					$ 6.20
Opening Balance					33,333	33,333
Closing Balance							33,333
Lapsed/Forfeited* No. (during the year)					(33,333)	(33,333)
Series 24 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					17/12/2013	17/12/2013
Expiry Date					16/12/2018	16/12/2018
Exercise Price | $					$ 6.25
Opening Balance					25,000	25,000
Closing Balance							25,000
Lapsed/Forfeited* No. (during the year)					(25,000)	(25,000)
Series 25 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					1/07/2014	1/07/2014
Expiry Date					6/04/2019	6/04/2019
Exercise Price | $					$ 5.80
Opening Balance					10,000	10,000
Closing Balance							10,000
Lapsed/Forfeited* No. (during the year)					(10,000)	(10,000)
Series 26/LF11 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					24/07/2014	24/07/2014
Expiry Date					23/07/2019	23/07/2019
Exercise Price | $					$ 4.71
Opening Balance					125,000	125,000
Closing Balance							125,000
Lapsed/Forfeited* No. (during the year)					(125,000)	(125,000)
Series 27(ii) | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					4/08/2014	4/08/2014
Expiry Date					3/08/2019	3/08/2019
Exercise Price | $					$ 4.60
Opening Balance					50,000	50,000
Closing Balance							50,000
Lapsed/Forfeited* No. (during the year)					(50,000)	(50,000)
Series 31a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					27/04/2015	27/04/2015
Expiry Date					16/02/2020	16/02/2020
Exercise Price | $					$ 4.73
Opening Balance					20,000	20,000
Closing Balance							20,000
Lapsed/Forfeited* No. (during the year)					(20,000)	(20,000)